Share-Based Payment Arrangements - Narrative (Details) £ in Thousands	6 Months Ended
	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | £	£ 21,970	£ 23,560
Share Success Plan (SS)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the period (in shares) | shares	0